Parent Only Financial Statements (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES
General and administrative expense	$ 59,322	$ 107,988	$ 285,783
Total operating expenses	59,322	107,988	285,783
LOSS FROM OPERATIONS	(59,322)	(107,988)	(285,783)
INCOME TAX
Net loss	(59,047)	(107,491)	(284,673)
Dividend on preferred stock	(234,475)	(234,475)	(234,475)
COMPRHENSIVE LOSS	(217,455)	(270,058)	$ (638,220)
Parent [Member]
OPERATING EXPENSES
General and administrative expense		15,000
Total operating expenses		15,000
LOSS FROM OPERATIONS		(15,000)
INCOME TAX
Dividend on preferred stock	(234,475)	(234,475)
COMPRHENSIVE LOSS	$ (234,475)	$ (234,475)